Segment Disclosure (Tables)	12 Months Ended
Feb. 28, 2018
Segment Reporting [Abstract]
Revenue from External Customers by Geographic Areas
Revenue, classified by major geographic regions in which the Company’s customers are located, was as follows:

	For the Years Ended
	February 28, 2018		February 28, 2017		February 29, 2016
North America (1)	540	58.0%	659	50.3%	893	41.3%
Europe, Middle East and Africa	278	29.8%	461	35.2%	857	39.7%
Latin America	15	1.6%	35	2.7%	135	6.3%
Asia Pacific	99	10.6%	154	11.8%	275	12.7%
	$932	100.0%	$1,309	100.0%	$2,160	100.0%

Revenue by Product and Service Type
Total revenues, classified by product and service type, were as follows:

	For the Years Ended
	February 28, 2018	February 28, 2017	February 29, 2016
Enterprise software and services	$388	$345	$211
BlackBerry Technology Solutions	163	151	135
Licensing, IP and other	196	126	151
Handheld devices	64	374	884
SAF	121	313	779
	$932	$1,309	$2,160

Long-lived Assets and Total Assets by Geographic Areas
Property, plant and equipment, intangible assets and goodwill, classified by geographic segments in which the Company’s assets are located, was as follows:

	As at
	February 28, 2018		February 28, 2017
	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets
Canada	$257	$481	$312	$526
United States	772	3,058	871	2,490
Other	81	241	69	280
	$1,110	$3,780	$1,252	$3,296